SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 714,576	$ 751,071	$ 351,920
Less: Accumulated depreciation	(492,618)	(460,923)	(284,103)
Property and equipment, net	221,958	290,148	67,817
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Total	281,146	295,502	288,604
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Total	61,140	64,263	48,464
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	21,220	22,304	14,852
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total	94,273	106,080
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	244,081	256,548
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Total	$ 12,716	$ 6,374